Equity-Based Compensation - summary of Share Based Compensation Activity (Details) - Subsidiaries [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Class B One Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	855,000	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Option, Nonvested, Weighted Average Exercise Price	$ 2.32	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	905,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2.32	$ 0
Share Based Compensation Arrangement By Share Based Payment Award Options Repurchased In Period	0	0
Share Based Compensation Arrangement By Share Based Payment Award Options Repurchased In Period Weighted Average Grant Date Fair Value	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(50,000)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Weighted Average Grant Date Fair Value	$ 2.32	$ 0
Class D Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,048,240	832,510	666,150
Share-based Compensation Arrangement by Share-based Payment Award, Option, Nonvested, Weighted Average Exercise Price		$ 15.58
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,755,000	218,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.89	$ 15.50
Share Based Compensation Arrangement By Share Based Payment Award Options Repurchased In Period	(97,604)	(6,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Repurchased In Period Weighted Average Grant Date Fair Value	$ 15.95	$ 15.28
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(441,666)	(45,640)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Weighted Average Grant Date Fair Value	$ 7.81	$ 15.42
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Grant Date Fair Value	$ 4.67	$ 15.63	$ 15.65
Class E Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	500,765	500,765	500,765
Share-based Compensation Arrangement by Share-based Payment Award, Option, Nonvested, Weighted Average Exercise Price		$ 25.46
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0	$ 0
Share Based Compensation Arrangement By Share Based Payment Award Options Repurchased In Period	0	0
Share Based Compensation Arrangement By Share Based Payment Award Options Repurchased In Period Weighted Average Grant Date Fair Value	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Weighted Average Grant Date Fair Value	$ 0	$ 0
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Grant Date Fair Value	$ 25.46	$ 25.46	$ 25.46